Performance Management - Abacus Flexible Bond Leaders ETF	Jun. 06, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance and the index the Fund seeks to track, in that order.
Effective June 6, 2025, the Underlying Index implemented a change to its rules-based methodology, which resulted in corresponding changes to the Fund’s principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Fund transitioned from a tactical high yield bond strategy, which previously allocated between high yield bond ETFs and intermediate U.S. Treasury ETFs, to a tactical intermediate core-plus bond strategy that employs a trend-following system. Accordingly, performance of the Fund and Underlying Index shown prior to June 6, 2025 reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.
The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance and the index the Fund seeks to track, in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2025, the Fund’s total return was 0.31%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.72% for the quarter ended December 31, 2023, and the lowest quarterly return was -6.90% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	0.31%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Phone [Text]	www.abacusfcf.com